UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2011

1.810689.107

SCM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
California - 91.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 1,400	$ 1,400
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.18% 2/15/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	3,465	3,465
Series Putters 3293, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Series Putters 3434, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,300	8,300
Series Putters 3694, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
California Cmnty. College Fin. Auth. Trans. TRAN Series A, 2% 6/29/12	9,030	9,113
California Dept. of Wtr. Resources Central Valley Proj. Rev. Participating VRDN:
Series MS 3276, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500	2,500
Series ROC II R 11970-1, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2002 A, 5.25% 5/1/12	2,000	2,040
Series L, 5% 5/1/12	4,950	5,047
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,695	5,695
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	3,310	3,405
California Ed. Notes Prog. TRAN Series B, 2% 4/30/12	2,300	2,316
California Edl. Facilities Auth. Rev.:
Bonds (Loyola Marymount Univ. Proj.) Series 2011, 2.5% 10/1/12	750	761
Participating VRDN:
Series BBT 2014, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	4,755	4,755
Series EGL 07 0066, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	11,050	11,050
Series MS 3067, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11974, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	$ 1,500	$ 1,500
Series 2003, 0.16% 1/20/12, CP	3,200	3,200
Series 2008 S3, 0.23% 7/26/12, CP	14,700	14,700
California Gen. Oblig.:
Bonds:
2% 3/1/12	14,400	14,463
2% 9/1/12	9,690	9,806
5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100)	1,725	1,739
5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100)	7,100	7,155
5% 6/1/12	2,000	2,046
5% 9/1/12	1,080	1,116
Participating VRDN:
Series Solar 06 11, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	22,510	22,510
Series Solar 07 54E, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	5,000	5,000
Series B6, 0.13% 12/7/11, LOC Citibank NA, VRDN (c)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. Los Angeles Proj.) Series 2010 B, 0.2% 12/1/11, LOC Bank of America NA, VRDN (c)	13,975	13,975
Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.23%, tender 6/7/12 (c)	14,550	14,550
California Infrastructure & Econ. Dev. Bank Rev.:
(JSerra Catholic High School Proj.) Series 2009 A, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	17,710	17,710
(RAND Corp. Proj.) Series 2008 B, 0.14% 12/1/11, LOC Bank of America NA, VRDN (c)	6,200	6,200
(The Contemporary Jewish Museum Proj.) Series 2006, 0.16% 12/1/11, LOC Bank of America NA, VRDN (c)	1,200	1,200
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	32,000	32,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	4,203	4,203
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 A, 2% 3/1/12	2,100	2,108
Series 2011 C, 2% 3/1/12	18,775	18,854
Series 2011 D, 2% 3/1/12	7,900	7,929
Series 2011 E, 2% 6/1/12	5,400	5,444
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN: - continued
Series 2011 G, 2% 6/1/12	$ 11,600	$ 11,686
Series 2011 H, 2% 2/1/12	1,500	1,504
California State Univ. Rev. Series 2001 A, 0.16% 12/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	24,100	24,100
California Statewide Cmntys. Dev. Auth. Rev.:
(Park Century School Proj.) Series 2007, 0.32% 12/7/11, LOC Bank of America NA, VRDN (c)	1,350	1,350
TRAN Series 2011 A, 2% 1/31/12	11,000	11,033
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Campbell Union High School District Participating VRDN Series WF 10 52C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,315	10,315
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.12% 12/7/11, VRDN (c)	71,690	71,694
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.27% 12/7/11, LOC Bank of America NA, VRDN (c)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	17,200	17,200
Series ROC II R 10397, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	14,455	14,455
Series ROC II R 11950, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 0.12% 12/7/11, LOC Union Bank of California, VRDN (c)	5,250	5,250
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3282, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500	2,500
Series WF 11 68C, 0.14% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,245	6,245
Long Beach Gas & Util. Rev. Series A, 0.16% 12/13/11, LOC JPMorgan Chase Bank, CP	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series Floaters 56 C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 5,305	$ 5,305
Series MS 3237, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	7,790	7,790
Series Putters 2864, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,785	3,785
Series WF 09 8C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,200	11,200
Series WF 11 36C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	5,240	5,240
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.16% 1/31/12, LOC JPMorgan Chase Bank, CP	11,280	11,280
TRAN:
Series 2012 A, 2.5% 2/29/12	6,500	6,535
Series 2012 B, 2.5% 3/30/12	12,800	12,891
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2011F 5, 2% 2/1/12	10,000	10,017
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.12% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)	15,000	15,000
Series Putters 3838, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 3847, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2003 A1, 5% 7/1/12	1,335	1,372
Participating VRDN:
Series BA 08 3040X, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series MT 753, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	4,355	4,355
Series MT 771, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	3,685	3,685
Series Putters 1302Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,995	7,995
Series Putters 3327, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,745	3,745
Series Putters 3837Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,875	6,875
Series Putters 3902 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,380	3,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series ROC II R 500, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	$ 11,600	$ 11,600
0.2% 2/16/12 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Series Putters 3310, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Los Angeles Gen. Oblig.:
Participating VRDN Series Putters 3930, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,500	7,500
TRAN:
2.5% 2/29/12	4,900	4,927
2.5% 3/30/12	3,400	3,424
2.5% 4/30/12	8,200	8,273
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,400	1,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.16% 2/8/12, LOC Wells Fargo Bank NA, CP	8,500	8,500
Los Angeles Unified School District Bonds Series A1, 2% 7/1/12	3,585	3,621
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,265	5,265
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,685	6,685
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1087, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	11,750	11,750
Series EGL 07 71, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	16,150	16,150
Series MT 774, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	2,495	2,495
Series Putters 3289, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,210	2,210
Series Putters 3653 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	15,430	15,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	$ 9,860	$ 9,860
Orange County Rfdg. Recovery TRAN:
2% 3/15/12	4,715	4,739
2% 5/15/12	4,600	4,636
2% 6/29/12	12,900	13,028
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,717	7,717
Series ROC II R 11304, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	7,370	7,370
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.16% 12/7/11, LOC Wells Fargo Bank NA, CP	9,100	9,100
Port of Oakland Port Rev. Series 2010 A, 0.16% 12/16/11, LOC Wells Fargo Bank NA, CP	12,400	12,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	7,140	7,140
RBC Muni. Prods, Inc. Trust Various States Bonds:
Series RBC E 21, 0.18%, tender 5/3/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,600	7,600
Series RBC E 24, 0.18%, tender 4/2/12 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	9,000	9,000
Richmond Wastewtr. Rev. Series 2008 A, 0.13% 12/7/11, LOC Union Bank of California, VRDN (c)	17,760	17,760
Riverside County Gen. Oblig.:
Series B:
0.16% 2/8/12, LOC Bank of Nova Scotia New York Branch, CP	35,475	35,475
0.16% 2/16/12, LOC Bank of Nova Scotia New York Branch, CP	18,955	18,955
TRAN 2% 3/30/12	13,400	13,476
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	9,600	9,600
Sacramento Gen. Oblig. TRAN 2% 6/29/12	6,400	6,464
Sacramento Muni. Util. District Elec. Rev.:
Series 2007 J, 0.14% 12/5/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	5,200	5,200
Series 2007, 0.14% 12/6/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	46,700	46,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	$ 15,300	$ 15,451
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	4,250	4,250
San Diego Cmnty. College District Participating VRDN:
Putters 3676Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,335	3,335
Series MS 3261, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	3,065	3,065
Series ROC II R 11774, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	9,360	9,360
San Diego County & School District TRAN:
Series 2011 A, 2% 6/29/12	3,500	3,535
Series 2011 B1, 2% 1/31/12	2,400	2,406
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,000	7,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,660	16,660
San Francisco City & County Gen. Oblig.:
Participating VRDN Series BA 08 3318, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Series 2, 0.17% 3/8/12, LOC U.S. Bank NA, Minnesota, CP	4,700	4,700
San Francisco City & County Unified School District TRAN 2% 6/29/12	4,700	4,746
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.12% 12/7/11, LOC Freddie Mac, VRDN (c)	11,900	11,900
San Jose Int'l. Arpt. Rev. Series A4 B, 0.14% 12/2/11, LOC Citibank NA, CP	6,604	6,604
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.13% 12/7/11, LOC Freddie Mac, VRDN (c)	4,200	4,200
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,050	10,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Unified School District Participating VRDN Series MS 3269, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	$ 5,000	$ 5,000
San Mateo Unified School District BAN 2% 2/15/12	3,700	3,710
San Ramon Valley Union School District Participating VRDN Series MT 743, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)	4,920	4,920
Santa Barbara County Gen. Oblig. TRAN Series 2011 A, 2% 6/29/12	2,000	2,020
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.21% 12/7/11, LOC JPMorgan Chase Bank, CP	8,600	8,600
Series 2010 A2, 0.16% 2/8/12, LOC JPMorgan Chase Bank, CP	15,255	15,255
Santa Cruz County TRAN 2% 7/5/12	7,700	7,777
Santa Cruz Redev. Agcy. Multi-family Rev. Participating VRDN Series Solar 06 31, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,400	7,400
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,000	10,000
Southern California Pub. Pwr. Auth. Bonds Series 2011-1 2% 7/1/12	4,235	4,278
Univ. of California Revs.:
Bonds Series 2009 O, 5% 5/15/12	1,500	1,532
Participating VRDN:
Series Floaters 09 7C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	13,460	13,460
Series Putters 3365, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
Series Putters 3368, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,275	6,275
Series A:
0.16% 1/9/12, CP	3,145	3,145
0.18% 12/6/11, CP	6,700	6,700
Walnut Energy Ctr. Auth. Series 2005 B, 0.17% 3/8/12, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
West Contra Costa Unified School District Bonds Series 2010 A, 3% 8/1/12	1,200	1,219
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.11% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,400	9,400
		1,263,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 12/12/11, CP mode	$ 700	$ 700
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.6% tender 12/9/11, CP mode	3,400	3,400
North Carolina - 0.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.17% 12/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	4,200	4,200
Ohio - 0.8%
Cleveland Wtrwks. Rev. Series 2008 Q, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	4,500	4,500
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 12/7/11, VRDN (c)	6,000	6,000
		10,500
Pennsylvania - 0.9%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.23% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,710	3,710
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,775	4,775
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,700	3,700
		12,185
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	2,870	2,870
Texas - 0.3%
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.6%
Fidelity Tax-Free Cash Central Fund, 0.12% (d)(e)	77,437,000	$ 77,437
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,378,777)		1,378,777
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,255
NET ASSETS - 100%		$ 1,382,032
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,600,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
RBC Muni. Prods, Inc. Trust Various States Bonds: Series RBC E 21, 0.18%, tender 5/3/12 (Liquidity Facility Royal Bank of Canada)	8/30/11	$ 7,600
Series RBC E 24, 0.18%, tender 4/2/12 (Liquidity Facility Royal Bank of Canada)	8/5/11 - 11/9/11	$ 9,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 83
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $1,378,777,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2011

1.810684.107

CFS-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount (000s)	Value (000s)
California - 92.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.15% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	$ 8,620	$ 8,620
(Colma Bart Family Apts. Proj.) Series 2002 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	8,585	8,585
(Miramar Apts. Proj.) Series 2000 A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	8,400	8,400
(The Artech Bldg. Proj.) Series 2010 B, 0.15% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
(Vintage Chateau Proj.) Series A, 0.15% 12/7/11, LOC Union Bank of California, VRDN (b)(e)	10,800	10,800
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,300	15,300
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.17% 12/7/11, LOC Bank of America NA, VRDN (b)	7,105	7,105
Series 2008 B, 0.17% 12/7/11, LOC Bank of America NA, VRDN (b)	5,315	5,315
(Sharp HealthCare Proj.):
Series 2009 A, 0.11% 12/7/11, LOC Bank of America NA, VRDN (b)	31,785	31,785
Series 2009 D, 0.11% 12/7/11, LOC Citibank NA, VRDN (b)	4,500	4,500
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.18% 2/15/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	2,250	2,250
Series EGL 07 0053, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series II R 11901, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	1,300	1,300
Series Putters 3211, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,320	13,320
Series Putters 3293, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,495	2,495
Series Putters 3434, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN: - continued
Series ROC II R 11453, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	$ 1,800	$ 1,800
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	14,288	14,288
California Cmnty. College Fin. Auth. Trans. TRAN Series A, 2% 6/29/12	52,200	52,680
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2002 A, 5.5% 5/1/12	1,750	1,787
Series A, 5.5% 5/1/12	1,000	1,021
Series L, 5% 5/1/12	18,700	19,061
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series BBT 08 28, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,205	7,205
Series Putters 3019, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,785	9,785
Series Putters 3361, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.24% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,665	1,665
California Econ. Recovery Bonds:
Series 2004 A, 5.25% 7/1/12	13,535	13,927
Series 2009 A:
2.5% 7/1/12	2,000	2,026
5% 7/1/12	4,790	4,921
California Ed. Notes Prog. TRAN Series B, 2% 4/30/12	7,700	7,753
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2000, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Participating VRDN:
Series BA 08 1207, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	6,670	6,670
Series Floaters 08 38C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,820	8,820
Series Putters 3960, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,330	4,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11974, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	$ 3,500	$ 3,500
Series WF 10 54C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,145	7,145
Series WF11 59 C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,735	4,735
0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,345	4,345
Series 2003, 0.16% 1/20/12, CP	21,600	21,600
Series 2008 S3, 0.23% 7/26/12, CP	35,300	35,300
Series 2010 S4, 0.22% 3/22/12, CP	42,800	42,800
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,835	9,835
California Gen. Oblig.:
Bonds:
2% 3/1/12	51,900	52,128
2% 9/1/12	35,800	36,228
4.5% 6/1/12	4,000	4,082
5% 2/1/12	6,000	6,047
5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100)	21,900	22,071
5.5% 4/1/12	6,000	6,104
Participating VRDN Series Solar 07 54E, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,995	14,995
Series 2003 B3, 0.1% 12/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	17,000	17,000
Series 2003 C4, 0.13% 12/7/11, LOC Citibank NA, VRDN (b)	5,000	5,000
Series 2004 A7, 0.12% 12/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	67,960	67,960
Series 2004 A9, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	16,500	16,500
Series 2005 A3, 0.14% 12/7/11, LOC Bank of America NA, VRDN (b)	15,000	15,000
Series 2005 B5, 0.1% 12/7/11, LOC Barclays Bank PLC, VRDN (b)	14,770	14,770
0.13% 12/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2004 K, 0.14% 12/7/11, LOC Bank of America NA, VRDN (b)	$ 10,000	$ 10,000
(Children's Hosp. Los Angeles Proj.) Series 2010 B, 0.2% 12/1/11, LOC Bank of America NA, VRDN (b)	25,800	25,800
(Scripps Health Proj.) Series 2008 C, 0.1% 12/7/11, LOC Union Bank of California, VRDN (b)	13,100	13,100
Bonds (Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 0.17%, tender 2/6/12 (b)	14,050	14,050
Series 2008 B2-2, 0.23%, tender 6/7/12 (b)	4,000	4,000
Participating VRDN:
Series MS 3248, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	23,000	23,000
Series MS 3267, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	33,375	33,375
Series Putters 3630, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
Series Putters 3878 Q, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series ROC II R 11952, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	4,980	4,980
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 C:
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,900	5,900
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,430	5,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	21,750	21,750
Series 2000 X2, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,065	9,065
Series 2001 U, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,325	3,325
Series 2002 M, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2003 F, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 14,565	$ 14,565
Series 2003 M, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,600	3,600
Series 2005 A, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,740	7,740
Series 2005 H, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,700	9,700
Series 2006 C, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,550	1,550
Series 2006 F1, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,610	6,610
Series 2006 F2, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	15,400	15,400
Series 2007 H, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,700	5,700
Series 2007 K, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,085	9,085
Series 2008 C, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,750	7,750
Series 2008 D:
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,100	2,100
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	15,685	15,685
(Multifamily Hsg. Prog.):
Series 2001 G, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,000	2,000
Series 2002 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,360	5,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2002 U, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 15,200	$ 15,200
Series 2003 D, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	32,105	32,105
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.33% 12/7/11, LOC Bank of America NA, VRDN (b)(e)	8,895	8,895
(JSerra Catholic High School Proj.):
Series 2009 A, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,700	4,700
Series 2009 B, 0.15% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,200	3,200
(RAND Corp. Proj.) Series 2008 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (b)	33,150	33,150
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.21% 12/7/11, LOC PNC Bank NA, VRDN (b)(e)	5,095	5,095
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.12% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,600	2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Recology, Inc. Proj.) Series 2010 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (b)	48,000	48,000
Series 2011 A, 0.2% 12/7/11, LOC Comerica Bank, VRDN (b)(e)	2,810	2,810
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	21,090	21,090
Series MT 772, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	9,160	9,160
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 A, 2% 3/1/12	6,900	6,928
Series 2011 C, 2% 3/1/12	51,400	51,617
Series 2011 D, 2% 3/1/12	28,530	28,636
Series 2011 E, 2% 6/1/12	20,600	20,769
Series 2011 G, 2% 6/1/12	38,155	38,439
Series 2011 H, 2% 2/1/12	4,800	4,811
Series R, 2.5% 12/30/11	8,305	8,318
California State Univ. Rev. Series 2001 A:
0.16% 12/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2001 A: - continued
0.19% 12/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 3,320	$ 3,320
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	72,205	72,205
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.48% 12/7/11, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
(Maple Square Apt. Proj.) Series AA, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(e)	5,955	5,955
(Marlin Cove Apts. Proj.) Series V, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	23,000	23,000
(Northwood Apts. Proj.) Series N, 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	4,800	4,800
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	16,745	16,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sunrise Fresno Proj.) Series B, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 5,500	$ 5,500
(Terraces at Park Marino Proj.) Series I, 0.16% 12/7/11, LOC California Teachers Retirement Sys., VRDN (b)(e)	6,105	6,105
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	13,500	13,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,000	4,000
Series O, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	13,450	13,450
(Vizcaya Apts. Proj.) Series B, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.16% 12/1/11, LOC Bank of America NA, VRDN (b)	1,490	1,490
(Oakmont Stockton Proj.) Series 1997 C, 0.13% 12/7/11, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.32% 12/7/11, LOC Bank of America NA, VRDN (b)	7,875	7,875
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.16% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,660	10,660
Participating VRDN Series Putters 3891, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,465	4,465
TRAN Series 2011 A, 2% 5/15/12	11,000	11,088
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.17% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	380	380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Corp. Rev.: - continued
(Rix Industries Proj.) Series 1996 I, 0.17% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 800	$ 800
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	600	600
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	14,025	14,025
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.12% 12/7/11, VRDN (b)(e)	75,000	75,000
Series 2006 A, 0.12% 12/7/11, VRDN (b)	23,450	23,450
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	15,350	15,350
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	48,800	48,800
Series EGL 7 05 0045, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	39,600	39,600
Series MS 3250, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3759 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,035	6,035
Series ROC II R 10397, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,500	6,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	9,490	9,490
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,300	7,300
Fontana Unified School District Gen. Oblig. TRAN 2% 12/30/11	2,500	2,503
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN: - continued
Series WF 11 68C, 0.14% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 4,000	$ 4,000
Fremont Union High School District, Santa Clara Participating VRDN Series WF 11 34C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	17,940	17,940
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN:
Series MS 3253, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	22,575	22,575
Series WF 11 30C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	10,190	10,190
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series ROC RR II R 11929, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.07% 12/1/11, LOC Bank of America NA, VRDN (b)	7,500	7,500
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B2, 0.15% 12/7/11, LOC Bank of America NA, VRDN (b)	1,600	1,600
Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (b)	23,300	23,300
Los Angeles Cmnty. College District Participating VRDN:
Putters 3609Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series EGL 08 57, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	17,400	17,400
Series MT 752, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	9,575	9,575
Series Putters 2864, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,780	5,780
Series Putters 3770 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series Putters 3776Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,425	7,425
Series Putters 4004 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,885	5,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series ROC II R 11728, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	$ 6,960	$ 6,960
Series ROC II R 11773, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	2,835	2,835
Series WF 09 8C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	19,650	19,650
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	58,600	58,600
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.16% 1/31/12, LOC JPMorgan Chase Bank, CP	41,270	41,270
Series 2010 B, 0.2% 12/6/11, LOC Bank of America NA, CP	7,500	7,500
Series 2010 C, 0.18% 12/6/11, LOC Wells Fargo Bank NA, CP	7,000	7,000
TRAN:
Series 2012 A, 2.5% 2/29/12	23,500	23,626
Series 2012 B, 2.5% 3/30/12	49,100	49,450
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	50,900	50,900
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series F 1, 2% 2/1/12	12,000	12,023
Los Angeles Dept. Arpt. Rev.:
Participating VRDN:
Series Putters 3838, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series ROC II R 11842, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,750	6,750
Series WF 10 44C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,440	7,440
Series A, 0.15% 12/15/11, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, CP	17,500	17,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2003 A1, 5% 7/1/12	1,000	1,028
Series 2011A, 2% 7/1/12	6,000	6,061
Participating VRDN:
Series MT 782, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	11,910	11,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series Putters 3332, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,660	$ 6,660
Series Putters 3718 Z, 0.16% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,060	12,060
Series ROC II R 500, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	20,900	20,900
Series Solar 06 48, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,370	15,370
0.2% 2/16/12 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
0.2% 3/8/12 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MT 734, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	5,450	5,450
Series Putters 3310, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,245	7,245
Series Putters 3750 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series WF 10 43C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	25,020	25,020
Los Angeles Gen. Oblig.:
Participating VRDN Series Putters 3930, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,000	10,000
TRAN:
2.5% 2/29/12	16,600	16,690
2.5% 3/30/12	9,600	9,669
2.5% 4/30/12	27,800	28,048
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.15% 12/13/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.16% 2/8/12, LOC Wells Fargo Bank NA, CP	26,352	26,352
0.16% 2/8/12, LOC Wells Fargo Bank NA, CP	9,000	9,000
Series 2004 A2, 0.16% 2/8/12, LOC JPMorgan Chase Bank, CP	10,000	10,000
Los Angeles Unified School District Bonds:
Series 2002 B, 5% 7/1/12	635	652
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Bonds: - continued
Series 2005 E, 4.5% 7/1/12	$ 5,515	$ 5,650
Series 2009 A, 5% 7/1/12	8,190	8,415
Series 2010, 4% 7/1/12	2,000	2,043
Series A2, 2% 7/1/12	3,435	3,470
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	34,000	34,000
Series Putters 3371, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,495	22,495
Series Putters 3751, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,935	4,935
Series 2008 G, 0.14% 12/7/11, LOC Bank of America NA, VRDN (b)	28,000	28,000
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	16,800	16,800
Series BA 08 1087, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	5,750	5,750
Series EGL 07 0044, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	16,430	16,430
Series EGL 07 71, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	43,000	43,000
Series Putters 3289, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,225	2,225
Series Putters 3653 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,495	2,495
Series Putters 3752 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,570	3,570
Series ROC II R 11925, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	3,585	3,585
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (b)	45,815	45,815
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.11% 12/7/11, LOC Bank of America NA, VRDN (b)	3,650	3,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 12,185	$ 12,185
Oakland Gen. Oblig. TRAN 2% 3/30/12	9,000	9,050
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,250	12,250
Series WF 11 113C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,315	12,315
Olcese Wtr. District Bonds (Sumitomo Mitsui Banking Corp. Proj.) Series 1986 A, 0.22% tender 1/6/12, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	4,100	4,100
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	16,000	16,000
Orange County Rfdg. Recovery TRAN:
2% 3/15/12	15,300	15,377
2% 5/15/12	14,960	15,078
2% 6/29/12	41,715	42,130
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,484	15,484
Series MS 3030, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,515	10,515
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.16% 12/7/11, LOC Wells Fargo Bank NA, CP	30,900	30,900
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	10,355	10,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 13,750	$ 13,750
Port of Oakland Port Rev. Series 2010 A:
0.15% 12/16/11, LOC Wells Fargo Bank NA, CP	1,200	1,200
0.16% 12/16/11, LOC Wells Fargo Bank NA, CP	40,565	40,565
Poway Unified School District Participating VRDN Series WF 11 91 Z, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,830	6,830
RBC Muni. Prods, Inc. Trust Various States Bonds:
Series RBC E 21, 0.18%, tender 5/3/12 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	26,925	26,925
Series RBC E 24, 0.18%, tender 4/2/12 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)(h)	31,000	31,000
Richmond Wastewtr. Rev. Series 2008 A, 0.13% 12/7/11, LOC Union Bank of California, VRDN (b)	12,500	12,500
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,825	20,825
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.12% 12/7/11, LOC Bank of America NA, VRDN (b)	34,000	34,000
Riverside County Gen. Oblig.:
Series B:
0.16% 2/8/12, LOC Bank of Nova Scotia New York Branch, CP	39,137	39,137
0.16% 2/8/12, LOC Bank of Nova Scotia New York Branch, CP	4,150	4,150
0.16% 2/16/12, LOC Bank of Nova Scotia New York Branch, CP	33,000	33,000
0.16% 2/16/12, LOC Bank of Nova Scotia New York Branch, CP	800	800
TRAN 2% 3/30/12	44,100	44,351
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.22% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,940	1,940
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.12% 12/7/11, LOC Bank of America NA, VRDN (b)	8,350	8,350
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.18% 12/7/11, LOC PNC Bank NA, VRDN (b)(e)	2,230	2,230
Roseville Joint Union High School District TRAN 2% 10/4/12	8,000	8,094
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 4,500	$ 4,500
(Deer Park Apts. Proj.) Issue A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	3,750	3,750
Sacramento Gen. Oblig. TRAN 2% 6/29/12	21,875	22,094
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2007 J, 0.14% 12/5/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	19,800	19,800
Series 2007, 0.14% 12/6/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	87,000	86,999
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	21,075	21,075
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	49,700	50,191
San Diego Cmnty. College District:
Bonds Series 2011, 1.5% 8/1/12	5,000	5,041
Participating VRDN:
Series Putters 3741Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 3963, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
San Diego County & School District TRAN:
Series 2011 A, 2% 6/29/12	11,500	11,615
Series 2011 B1, 2% 1/31/12	8,600	8,622
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,380	7,380
Series Putters 3028, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,715	8,715
Series Putters 3736Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 14,500	$ 14,500
(Delta Village Apts. Proj.) Series A, 0.18% 12/7/11, LOC Citibank NA, VRDN (b)(e)	6,500	6,500
(Stratton Apts. Proj.) Series 2000 A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,800	9,800
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	15,225	15,225
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.1% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	26,375	26,375
Series 2010 A2, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
San Francisco City & County Gen. Oblig.:
Participating VRDN:
Series BA 08 3318, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series MT 764, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	6,700	6,700
Series WF 10 48C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	10,040	10,040
Series 2, 0.17% 3/8/12, LOC U.S. Bank NA, Minnesota, CP	17,744	17,744
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(e)	4,105	4,105
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Mission Creek Cmnty. Proj.) Series B, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(e)	6,825	6,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.: - continued
(Ocean Beach Apts. Proj.) Series B, 0.13% 12/7/11, LOC Citibank NA, VRDN (b)(e)	$ 6,835	$ 6,835
San Francisco City & County Unified School District TRAN 2% 6/29/12	15,300	15,450
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.14% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Joaquin County Trans. Auth. Sales Tax Rev. Participating VRDN Series Putters 4715, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	14,500	14,500
San Jose Int'l. Arpt. Rev. Series A4 B, 0.14% 12/2/11, LOC Citibank NA, CP	7,605	7,605
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.19% 12/7/11, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(El Paseo Apts. Proj.) Series 2002 B, 0.19% 12/7/11, LOC Citibank NA, VRDN (b)(e)	4,645	4,645
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	9,075	9,075
(Las Ventanas Apts. Proj.) Series 2008 B, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.13% 12/7/11, LOC Key Bank NA, VRDN (b)(e)	46,000	46,000
(Trestles Apts. Proj.) Series 2004 A, 0.18% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.17% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Marcos Unified School District Participating VRDN Series Putters 3927 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,340	5,340
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	8,365	8,365
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	10,280	10,280
San Mateo Unified School District BAN 2% 2/15/12	11,300	11,332
Santa Ana Hsg. Auth. (City Gardens Apts. Proj.) Series 2006 B, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	8,140	8,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Ana Unified School District TRAN 2% 12/1/11	$ 10,000	$ 10,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.11% 12/7/11, LOC Bank of America NA, VRDN (b)	60,335	60,335
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.22% 12/7/11, LOC Union Bank of California, VRDN (b)(e)	11,445	11,445
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	4,850	4,850
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.21% 12/7/11, LOC JPMorgan Chase Bank, CP	28,310	28,310
Series 2010 A2:
0.16% 2/8/12, LOC JPMorgan Chase Bank, CP	14,700	14,700
0.18% 12/7/11, LOC JPMorgan Chase Bank, CP	29,955	29,955
Santa Cruz County TRAN:
2% 3/1/12	7,000	7,031
2% 7/5/12	25,300	25,554
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	16,000	16,000
(Shaffer Road Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	6,000	6,000
Sierra Joint Cmnty. College District TRAN 2% 10/4/12	7,200	7,284
South Coast Local Ed. Agcy. TRAN:
Series 2011 A, 2% 6/29/12	4,000	4,038
Series 2011 C, 2% 8/31/12	10,000	10,112
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.11% 12/7/11, LOC Bank of America NA, VRDN (b)	39,945	39,945
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,780	12,780
Univ. of California Revs.:
Participating VRDN:
Series Floaters 09 7C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series MT 738, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(f)	$ 6,660	$ 6,660
Series Putters 3365, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,885	4,885
Series Putters 3367, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,500	1,500
Series Putters 3368, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,500	9,500
Series Putters 3754 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,250	4,250
Series Putters 3961, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series ROC II R 11886X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,845	6,845
Series A:
0.15% 1/9/12, CP	12,500	12,500
0.16% 1/9/12, CP	27,985	27,985
0.18% 12/6/11, CP	17,300	17,300
Walnut Energy Ctr. Auth. Series 2005 B, 0.17% 3/8/12, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
		4,838,639
Colorado - 0.2%
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 25, 0.17% 12/7/11 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.38% 12/7/11, VRDN (b)	4,630	4,630
Georgia - 0.1%
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.35% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,295	3,295
Indiana - 0.2%
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1998 A, 0.15% 12/7/11, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.15% 12/7/11, VRDN (b)	15,725	15,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 12/12/11, CP mode	$ 2,200	$ 2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.5% tender 12/5/11, CP mode (e)	8,100	8,100
		10,300
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.6% tender 1/3/12, CP mode	6,000	6,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds Series 2004 M, 0.9% tender 12/9/11, CP mode	7,000	7,000
		13,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.6% tender 12/9/11, CP mode	8,600	8,600
Series A1, 0.6% tender 12/12/11, CP mode (e)	3,300	3,300
		11,900
Non State Specific - 0.5%
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3969, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Santa Clara County Gen. Oblig. Participating VRDN Series Putters 3976, 0.14% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	21,000	21,000
		27,665
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.2% 12/1/11, VRDN (b)(e)	12,000	12,000
Ohio - 0.3%
Cleveland Wtrwks. Rev. Series 2008 Q, 0.14% 12/7/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.14% 12/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	$ 5,600	$ 5,600
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 12/7/11, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
		16,000
Oregon - 0.2%
Port of Portland Arpt. Rev. Series Eighteen B, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,180	10,180
Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,375	5,375
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,955	3,955
		9,330
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.18% 12/1/11, VRDN (b)	3,100	3,100
Texas - 0.5%
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.17% 12/7/11, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	5,150	5,150
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.2% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,120	12,120
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,255	10,255
		27,525
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.16% 12/7/11, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.27% 12/7/11 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,200	6,200
		10,200
Municipal Securities - continued
	Shares	Value (000s)
Other - 4.0%
Fidelity Municipal Cash Central Fund, 0.14% (c)(d)	209,653,000	$ 209,653
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,252,642)		5,252,642
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,058
NET ASSETS - 100%		$ 5,256,700
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,365,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,925,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
RBC Muni. Prods, Inc. Trust Various States Bonds Series: RBC E 21, 0.18%, tender 5/3/12 (Liquidity Facility Royal Bank of Canada)	8/30/11	$ 26,925
RBC E 24, 0.18%, tender 4/2/12 (Liquidity Facility Royal Bank of Canada)	8/5/11 - 11/9/11	$ 31,000
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 214
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $5,252,642,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012